Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Class A ordinary shares reflected in the balance sheet
At March 31, 2023 and December 31, 2022, the Class A ordinary shares reflected in the unaudited condensed balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(10,810,000)
Class A ordinary shares issuance costs	(14,483,021)
Plus:
Accretion of carrying value to redemption value	33,068,844

Class A ordinary shares subject to possible redemption, December 31, 2022	$237,775,823
Plus:
Accretion of carrying value to redemption value	2,596,638

Class A ordinary shares subject to possible redemption, March 31, 2023	$240,372,461

At December 31, 2022 and 2021, the Class A ordinary shares reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(10,810,000)
Class A ordinary shares issuance costs	(14,483,021)
Plus:
Accretion of carrying value to redemption value	29,893,021

Class A ordinary shares subject to possible redemption, December 31, 2021	234,600,000
Plus:
Accretion of carrying value to redemption value	3,175,823

Class A ordinary shares subject to possible redemption, December 31, 2022	$237,775,823

Summary of basic and diluted net loss per ordinary share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended March 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$1,865,962	$455,402	$(210,458)	$(51,364)
Denominator:
Basic and diluted weighted average shares outstanding	23,560,000	5,750,000	23,560,000	5,750,000

Basic and diluted net income (loss) per ordinary share	$0.08	$0.08	$(0.01)	$(0.01)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the Year Ended December 31, 2022		For the Period from February 11, 2021 (inception) through December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$1,604,372	$391,560	$(36,187)	$(104,013)
Denominator:
Basic and diluted weighted average shares outstanding	23,560,000	5,750,000	1,817,901	5,057,870

Basic and diluted net income ( loss ) per ordinary share	$0.07	$0.07	$(0.02)	$(0.02)